Intangible assets (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	₽ 10,501	₽ 10,813
Ending balance	13,126	10,501
Gross amount of fully amortized intangible assets	929	876
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	14,628	14,801
Additions	234	212
Additions from business combinations	2,985	12
Disposals	(158)	(397)
Ending balance	17,689	14,628
Accumulated Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	(4,127)	(3,988)
Amortization charge	(548)	(519)
Impairment	(47)	(11)
Disposals	159	391
Ending balance	(4,563)	(4,127)
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	7,084	7,084
Ending balance	8,592	7,084
Goodwill | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	7,084	7,084
Additions from business combinations	1,508
Ending balance	8,592	7,084
Customer relationships
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	2,495	2,798
Ending balance	2,377	2,495
Customer relationships | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	5,485	5,485
Additions from business combinations	201
Ending balance	5,686	5,485
Customer relationships | Accumulated Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	(2,990)	(2,687)
Amortization charge	(319)	(303)
Ending balance	(3,309)	(2,990)
Licenses
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	183	183
Ending balance	183	183
Licenses | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	183	183
Ending balance	183	183
Computer Software
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	590	625
Ending balance	1,425	590
Computer Software | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	1,473	1,551
Additions	111	154
Additions from business combinations	896	12
Transfer between groups	37	12
Disposals	(109)	(256)
Ending balance	2,408	1,473
Computer Software | Accumulated Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	(883)	(926)
Amortization charge	(212)	(196)
Impairment		(11)
Disposals	112	250
Ending balance	(983)	(883)
Trade marks and brands
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	27	31
Ending balance	402	27
Trade marks and brands | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	248	387
Additions from business combinations	380
Disposals		(139)
Ending balance	628	248
Trade marks and brands | Accumulated Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	(221)	(356)
Amortization charge	(5)	(4)
Disposals		139
Ending balance	(226)	(221)
Advances for intangibles, CIP and others
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	122	92
Ending balance	147	122
Advances for intangibles, CIP and others | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	155	111
Additions	123	58
Transfer between groups	(37)	(12)
Disposals	(49)	(2)
Ending balance	192	155
Advances for intangibles, CIP and others | Accumulated Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	(33)	(19)
Amortization charge	(12)	(16)
Impairment	(47)
Disposals	47	2
Ending balance	₽ (45)	₽ (33)